Basis of Financial Statements and Summary of Significant Accounting Policies (Estimated Useful Lives of Premises and Equipment) (Detail)	12 Months Ended
Mar. 31, 2015
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	15 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	50 years
Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	2 years
Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	20 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	10 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	39 years